Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements
As at December 31, 2023, the Company was committed to the following foreign currency forward contracts.

	Contract Amount in Foreign Currency	Average Contract Rate(i)	Fair Value / Carrying Amount of Asset (Liability) $	Expected Maturity 2024 $
British Pound Sterling	4,800	0.8026	109	5,981
Canadian Dollar	7,900	1.3477	112	5,862
			221	11,843
(i)Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)
1,000,000	112,000	NIBOR	5.15%	5.74%	(7,147)	1.7
1,000,000	117,000	NIBOR	4.90%	6.37%	(11,899)	2.9
					(19,046)

Interest Rate Swap Agreements
As at December 31, 2023, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (Years)	Fixed Interest Rate (i)
U.S. Dollar-denominated interest rate swaps (ii)(iii)	SOFR	650,160	32,713	2.2	1.8%
U.S. Dollar-denominated interest rate swaps (ii)(iv)	SOFR	120,798	7,549	4.1	1.5%
U.S. Dollar-denominated interest rate swaps (v)(vi)(vii)	SOFR	107,725	15,164	2.1	3.0%
			55,426
(i)Excludes an additional amount consisting of the margins and the credit adjustment spreads the Company pays on its floating-rate term loans, which, as at December 31, 2023, ranged from 2.11% to 3.45%.
(ii)Principal amount reduces quarterly.
(iii)Two interest rate swaps are subject to mandatory early termination in September 2024 whereby the swaps will be settled based on their fair value at that time.
(iv)Forward-starting interest rate swaps with inception dates in April 2024.
(v)Principal amount reduces monthly.
(vi)Forward-starting interest rate swaps with inception dates ranging from September 2025 to June 2026.
(vii)These interest rate swaps are subject to mandatory early termination in 2025 and 2026, whereby the swaps will be settled based on their fair value at that time.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments (none of which are designated as cash flow hedges), segregated by type of contract, on the Company’s consolidated balance sheets.

	Accounts receivable $	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2023
Interest rate swap agreements	2,433	18,022	35,127	—	—	(156)
Foreign currency forward contracts	—	221	—	—	—	—
Cross currency swap agreements	480	4,154	—	—	—	(23,680)
	2,913	22,397	35,127	—	—	(23,836)
As at December 31, 2022
Interest rate swap agreements	1,166	16,091	33,789	—	(291)	—
Foreign currency forward contracts	—	398	—	—	—	—
Cross currency swap agreements	301	2,962	—	(87)	(14,299)	(8,655)
	1,467	19,451	33,789	(87)	(14,590)	(8,655)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income is as follows:

	Year Ended December 31,
	2023 $			2022 $			2021 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	20,227	3,403	23,630	(4,982)	70,252	65,270	(34,129)	42,652	8,523
Foreign currency forward contracts	540	(177)	363	—	398	398	—	—	—
	20,767	3,226	23,993	(4,982)	70,650	65,668	(34,129)	42,652	8,523
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income is as follows:

	Year Ended December 31,
	2023 $			2022 $			2021 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(19,463)	466	(18,997)	(2,546)	(9,881)	(12,427)	(7,764)	4,705	(3,059)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)	the following table presents the gains or losses on interest rate swap agreements designated and qualifying as cash flow hedges and their impact on other comprehensive (loss) income (or OCI) (excluding such agreements in equity-accounted investments).

Year Ended December 31,
2023 $	2022 $	2021 $
Amount of Loss Reclassified from Accumulated OCI to Interest Expense	Amount of Loss Reclassified from Accumulated OCI to Interest Expense	Amount of Gain Recognized in OCI	Amount of Loss Reclassified from Accumulated OCI to Interest Expense
(1,242)	(2,453)	7,257	(3,304)